UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor IiI, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001892312

GCAT 2024-INV4 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary (BAML Loans)
99.2	AMC Rating Agency Grades (BAML Loans)
99.3	AMC Exception Grades (BAML Loans)
99.4	AMC Valuation Summary (BAML Loans)
99.5	AMC Data Compare (BAML Loans)
99.6	AMC Executive Summary (AG Loans)
99.7	AMC Rating Agency Grades (AG Loans)
99.8	AMC Exception Grades (AG Loans)
99.9	AMC Valuation Summary (AG Loans)
99.10	AMC Data Compare (AG Loans)

99.11	Consolidated Analytics, Inc. (“Consolidated Analytics”) Executive Summary (BAML and AG Loans)

99.12	Consolidated Analytics Data Compare Report (BAML Loans)
99.13	Consolidated Analytics Due Diligence Standard (BAML Loans)
99.14	Consolidated Analytics Grading Summary Report (BAML Loans)
99.15	Consolidated Analytics Valuations Summary Report (BAML Loans)
99.16	Consolidated Analytics ATR QM Report (BAML Loans)
99.17	Consolidated Analytics Data Compare Report (AG Loans)
99.18	Consolidated Analytics Due Diligence Standard (AG Loans)
99.19	Consolidated Analytics Grading Summary Report (AG Loans)
99.20	Consolidated Analytics Valuations Summary Report (AG Loans)
99.21	Consolidated Analytics ATR QM Report (AG Loans)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat Depositor iII, LLC
(Depositor)

Date: November 12, 2024	/s/ Thomas Durkin
Name: Thomas Durkin
Title: President (senior officer in charge of securitization)